INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	Dec. 29, 2022	Dec. 22, 2022
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		6,000,000
Sale of stock, price per share		$ 10.00
Sale of stock, description of transaction		one right to receive one-tenth
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	900,000
Number of shares issued, value	$ 9,000,000